Shareholder Fees (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Intrinsic Value Fund), Class R)	0 Months Ended
Mar. 01, 2013
(Wells Fargo Advantage Intrinsic Value Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none